Income Tax (Details 1) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Net operating loss carry-forwards	$ 1,460,670	$ 1,155,359
Valuation allowance	(1,460,670)	(1,155,359)
Net deferred tax asset